SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Total equity attributable to shareholders of the Parent Company	Share capital	Share premium	Currency translation difference	Cash flow hedge reserve	Reserve for remeasure-ment of defined benefit plans	Financial assets at FVOCI reserve	Other legal reserves	Reserve for treasury shares	Other reserves	Retained earnings	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2024	€ 982,887	€ 916,120	€ 9,154	€ 782,587	€ 21,282	€ (7,429)	€ 2,742	€ 55	€ 18,974	€ (418,345)	€ (161,631)	€ 668,731	€ 66,767
Profit	47,902	43,083										43,083	4,819
Other comprehensive income/(loss)	(48,690)	(45,465)			(74,164)	29,038	(289)	(50)					(3,225)
Total comprehensive income/(loss)	(788)	(2,382)			(74,164)	29,038	(289)	(50)				43,083	1,594
Dividends to shareholders of the Parent Company	(30,491)	(30,491)										(30,491)
Dividends to non-controlling interests	(1,859)												(1,859)
Share-based payments	2,099	2,099									2,099
Settlement of share-based payments	0									13,216	(15,887)	2,671
Other changes	587	4									4		583
At end of period at Jun. 30, 2025	952,435	885,350	9,154	782,587	(52,882)	21,609	2,453	5	18,974	(405,129)	(175,415)	683,994	67,085
At beginning of period at Dec. 31, 2025	1,099,081	1,031,011	9,154	782,587	(54,302)	3,593	2,603	(82)	19,343	(287,203)	(184,307)	739,625	68,070
Profit	28,433	23,162										23,162	5,271
Other comprehensive income/(loss)	10,954	10,076			22,401	(11,576)	(701)	(48)					878
Total comprehensive income/(loss)	39,387	33,238			22,401	(11,576)	(701)	(48)				23,162	6,149
Dividends to shareholders of the Parent Company	(32,267)	(32,267)										(32,267)
Dividends to non-controlling interests	(1,350)												(1,350)
Share-based payments	5,264	5,264									5,264
Settlement of share-based payments	0									5,408	(5,887)	479
Other changes	792	424									427	(3)	368
At end of period at Jun. 30, 2026	€ 1,110,907	€ 1,037,670	€ 9,154	€ 782,587	€ (31,901)	€ (7,983)	€ 1,902	€ (130)	€ 19,343	€ (281,795)	€ (184,503)	€ 730,996	€ 73,237